Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Sep. 30, 2021		$ 6,750		$ 79,810	$ 1,466,920	$ 11,886,818	$ 588,587	$ 14,028,885
Balance (in Shares) at Sep. 30, 2021	[1]	6,750,000
Net income						1,225,864		1,225,864
Statutory reserve			[1]		195,417	(195,417)
Statutory reserve (in Shares)
Foreign currency translation gain			[1]				268,280	268,280
Foreign currency translation gain (in Shares)
Balance at Mar. 31, 2022		$ 6,750	[1]	79,810	1,662,337	12,917,265	856,867	15,523,029
Balance (in Shares) at Mar. 31, 2022	[1]	6,750,000
Balance at Sep. 30, 2021		$ 6,750		79,810	1,466,920	11,886,818	588,587	14,028,885
Balance (in Shares) at Sep. 30, 2021	[1]	6,750,000
Balance at Sep. 30, 2022		$ 6,750	[1]	79,810	1,651,422	14,408,843	(911,134)	15,235,691
Balance (in Shares) at Sep. 30, 2022	[1]	6,750,000
Issuance of ordinary shares in initial public offerings, gross		$ 1,000	[1]	7,999,000				8,000,000
Issuance of ordinary shares in initial public offerings, gross (in Shares)	[1]	1,000,000
Cost directly related to the initial public offering			[1]	(2,025,679)				(2,025,679)
Net income						1,766,347		1,766,347
Statutory reserve			[1]		176,550	(176,550)
Foreign currency translation gain			[1]				570,160	570,160
Balance at Mar. 31, 2023		$ 7,750	[1]	$ 6,053,131	$ 1,827,972	$ 15,998,640	$ (340,974)	$ 23,546,519
Balance (in Shares) at Mar. 31, 2023	[1]	7,750,000

[1]	The share amounts are presented on a retrospective basis.